                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-07345

                         IXIS Advisor Funds Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM I SCHEDULE OF INVESTMENTS

       HARRIS ASSOCIATES FOCUSED VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

  Shares    Description                                                Value (+)
----------- ------------------------------------------------------- ------------
Common Stocks -- 95.3% of Net Assets

            Aerospace & Defense -- 3.1%
    146,900 Raytheon Co.                                            $  7,052,669
                                                                    ------------
            Apparel -- 4.7%
    276,800 Liz Claiborne, Inc.                                       10,936,368
                                                                    ------------
            Apparel Retailers -- 4.5%
    363,600 Timberland Co.(a)                                         10,460,772
                                                                    ------------
            Beverages -- 2.8%
     92,000 Molson Coors Brewing Co.                                   6,338,800
                                                                    ------------
            Chemicals -- 2.5%
    142,700 International Flavors & Fragrances, Inc.(c)                5,642,358
                                                                    ------------
            Cosmetics & Personal Care -- 4.3%
    246,900 Estee Lauder Co., Inc. (The), Class A(c)                   9,957,477
                                                                    ------------
            Distribution & Wholesale -- 4.4%
    162,900 CDW Corp.                                                 10,047,672
                                                                    ------------
            Diversified Financial Services -- 2.8%
     88,500 Morgan Stanley                                             6,452,535
                                                                    ------------
            Food -- 2.0%
    166,300 Smithfield Foods, Inc.(a)                                  4,493,426
                                                                    ------------
            Hand & Machine Tools -- 1.2%
     36,000 Black & Decker Corp. (The)                                 2,856,600
                                                                    ------------
            Health Care - Products -- 2.1%
     98,600 Bausch & Lomb, Inc.(c)                                     4,942,818
                                                                    ------------
            Health Care - Services -- 0.1%
     23,600 Tenet Healthcare Corp.(a)                                    192,104
                                                                    ------------
            Home Builders -- 2.6%
    252,100 D.R. Horton, Inc.                                          6,037,795
                                                                    ------------
            Insurance -- 5.0%
    367,700 Conseco, Inc.(a)                                           7,718,023
      9,500 MBIA, Inc.(c)                                                583,680
     49,300 PartnerRe, Ltd.(c)                                         3,331,201
                                                                    ------------
                                                                      11,632,904
                                                                    ------------
            Leisure Time -- 3.0%
    108,500 Harley-Davidson, Inc.(c)                                   6,808,375
                                                                    ------------
            Lodging & Gaming -- 1.6%
     55,800 Harrah's Entertainment, Inc.                               3,706,794
                                                                    ------------
            Media -- 13.0%
    299,400 Cablevision Systems Corp., Class A                         6,799,374
    504,220 Discovery Holding Co.(a)(c)                                7,291,021
    208,800 EW Scripps Co.(c)                                         10,007,784
    327,900 Time Warner, Inc.                                          5,977,617
                                                                    ------------
                                                                      30,075,796
                                                                    ------------
            Miscellaneous - Manufacturing -- 3.6%
    297,500 Tyco International, Ltd.                                $  8,327,025
                                                                    ------------
            Oil & Gas -- 1.1%
     54,000 EnCana Corp.                                               2,521,260
                                                                    ------------
            Pharmaceuticals -- 3.2%
    173,500 Omnicare, Inc.(c)                                          7,476,115
                                                                    ------------
            Restaurants -- 8.5%
    247,200 McDonald's Corp.                                           9,670,464
    191,500 Yum! Brands, Inc.                                          9,967,575
                                                                    ------------
                                                                      19,638,039
                                                                    ------------
            Savings & Loans -- 8.2%
    399,315 Sovereign Bancorp, Inc.(c)                                 8,589,266
    235,500 Washington Mutual, Inc.                                   10,237,185
                                                                    ------------
                                                                      18,826,451
                                                                    ------------
            Semiconductors -- 11.0%
    561,000 Intel Corp.                                               11,539,770
    133,800 International Rectifier Corp.(a)                           4,661,592
    391,900 National Semiconductor Corp.                               9,221,407
                                                                    ------------
                                                                      25,422,769
                                                                    ------------
            Total Common Stocks
            (Identified Cost $198,418,286)                           219,846,922
                                                                    ------------
  Shares/
 Principal
  Amount
-----------
Short-Term Investments -- 17.8%
 29,135,348 State Street Securities Lending Quality Trust(d)          29,135,348
            Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 9/29/2006 at 3.450% to be
            repurchased at $11,954,467 on 10/2/2006, collateralized
            by $12,195,000 U.S. Treasury Note, 4.000% due
$11,951,031 4/15/2010 valued at $12,420,858(e)                        11,951,031
                                                                    ------------
            Total Short-Term Investments
            (Identified Cost $41,086,379)                             41,086,379
                                                                    ------------
            Total Investments -- 113.1%
            (Identified Cost $239,504,665)(b)                        260,933,301
            Other assets less liabilities--(13.1)%                   (30,297,815)
                                                                    ------------
            Total Net Assets -- 100%                                $230,635,486
                                                                    ============

Investments as of September 30, 2006 (Unaudited)

(+) Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

    At September 30, 2006, the net unrealized appreciation on investments based on cost of $239,504,665 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there is an excess
    of value over tax cost.                     $25,782,295

    Aggregate gross unrealized depreciation for
    all investments in which there is an excess
    of tax cost over value.                      (4,353,659)
                                                -----------
    Net unrealized appreciation                 $21,428,636
                                                ===========

(c) All or a portion of this security was on loan to brokers at September 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2006 were $28,325,817 and $29,135,348.

(d) Represents investment of securities lending collateral.

Investments as of September 30, 2006 (Unaudited)

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

                       HOLDINGS AT SEPTEMBER 30, 2006 AS
                          A PERCENTAGE OF NET ASSETS

                      Media                          13.0%
                      Semiconductors                 11.0
                      Restaurants                     8.5
                      Savings & Loan                  8.2
                      Insurance                       5.0
                      Apparel                         4.7
                      Apparel Retailers               4.5
                      Distribution & Wholesale        4.4
                      Cosmetics & Personal Care       4.3
                      Miscellaneous - Manufacturing   3.6
                      Pharmaceuticals                 3.2
                      Aerospace & Defense             3.1
                      Leisure Time                    3.0
                      Beverages                       2.8
                      Diversified Financial Services  2.8
                      Home Builders                   2.6
                      Chemicals                       2.5
                      Health Care - Products          2.1
                      Food                            2.0
                      Other, less than 2% each        4.0

         IXIS EQUITY DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

                                                                      Value
Shares  Description                                                   (+)
------- ---------------------------------------------------------- ----------
Common Stocks -- 99.5% of Net Assets

        Aerospace & Defense -- 2.2%
    800 Alliant Techsystems, Inc.(a)                               $   64,848
  5,700 CAE, Inc.                                                      48,792
    700 DRS Technologies, Inc.                                         30,569
  2,600 Honeywell International, Inc.                                 106,340
    700 L-3 Communications Holdings, Inc.                              54,831
  6,300 Raytheon Co.                                                  302,463
                                                                   ----------
                                                                      607,843
                                                                   ----------
        Agriculture -- 0.6%
  4,475 Archer-Daniels-Midland Co.                                    169,513
                                                                   ----------
        Apparel -- 0.5%
  3,975 Coach, Inc.(a)                                                136,740
                                                                   ----------
        Athletic Footwear -- 0.8%
    810 Adidas AG (EUR)                                                38,067
  2,000 NIKE, Inc., Class B                                           175,240
                                                                   ----------
                                                                      213,307
                                                                   ----------
        Auto Manufacturers -- 0.5%
134,000 Denway Motors, Ltd. (HKD)                                      48,635
 12,000 Isuzu Motors, Ltd. (JPY)                                       39,373
  2,259 Nissan Motor Co., Ltd., Sponsored ADR(d)                       50,737
                                                                   ----------
                                                                      138,745
                                                                   ----------
        Banks -- 6.0%
  1,701 ABN AMRO Holding NV, Sponsored ADR                             49,703
  3,920 Banco Santander Central Hispano SA, ADR                        61,897
  1,350 Bank of America Corp.                                          72,320
    825 Bank of Yokohama, Ltd., ADR(d)                                 63,938
  1,480 BNP Paribas, ADR(d)                                            79,920
  3,000 Chugoku Bank, Ltd. (The) (JPY)                                 42,199
  1,400 Commerzbank AG (EUR)                                           47,053
  1,772 Credit Agricole SA (EUR)                                       77,694
  1,600 DBS Group Holdings, Ltd., Sponsored ADR(d)                     77,120
    650 First Horizon National Corp.                                   24,707
    450 Hancock Holding Co.                                            24,098
  2,680 HBOS PLC (GBP)                                                 52,994
    816 HSBC Holdings PLC, Sponsored ADR(d)                            74,688
  8,000 Joyo Bank, Ltd. (The) (JPY)                                    47,473
    450 KeyCorp                                                        16,848
  1,200 Marshall & Ilsley Corp.                                        57,816
  3,300 Mellon Financial Corp.                                        129,030
  1,550 Northern Trust Corp.(d)                                        90,566
 98,500 PT Bank Mandiri (IDR)                                          24,775
  2,400 R&G Financial Corp., Class B                                   17,880
  1,500 Royal Bank of Scotland Group PLC (GBP)                         51,612
  2,175 State Street Corp.                                            135,720
  4,924 Sumitomo Trust & Banking Co., Ltd. (The), Sponsored ADR(d)     50,963
  3,040 U.S. Bancorp(d)                                               100,989
  9,400 UniCredito Italiano SpA (EUR)                                  78,010
  1,250 Wachovia Corp.                                                 69,750
    808 Westpac Banking Corp., Sponsored ADR                           68,308
                                                                   ----------
                                                                    1,688,071
                                                                   ----------
        Beverages -- 2.5%
  2,480 Coca-Cola Co. (The)                                           110,806
  1,400 Constellation Brands, Inc.(a)                                  40,292
  1,400 Diageo PLC, Sponsored ADR                                      99,456
    400 Fomento Economico Mexicano, SA de CV, ADR                      38,776
  1,725 Hansen Natural Corp.(a)(d)                                     56,028
  5,175 PepsiCo, Inc.                                                 337,720
    450 Quilmes Industrial SA, ADR                                     24,098
                                                                   ----------
                                                                      707,176
                                                                   ----------
        Biotechnology -- 1.1%
    700 Charles River Laboratories International, Inc.(a)              30,387
  2,950 Genentech, Inc.(a)(d)                                         243,965
    400 Invitrogen Corp.(a)                                            25,364
                                                                   ----------
                                                                      299,716
                                                                   ----------
        Building Materials -- 0.4%
  1,660 Cemex SAB de CV, ADR(a)                                        49,933
  2,600 JS Group Corp. (JPY)                                           54,429
                                                                   ----------
                                                                      104,362
                                                                   ----------
        Chemicals -- 1.9%
  1,100 Agrium, Inc.                                                   29,689
    850 Ashland, Inc.                                                  54,213
  1,526 Ciba Specialty Chemicals AG, Sponsored ADR(d)                  46,100
  5,100 Dow Chemical Co. (The)                                        198,798
    910 Lonza Group AG (CHF)                                           62,988
  1,300 Lyondell Chemical Co.                                          32,981
  1,200 Sherwin-Williams Co. (The)                                     66,936
    500 Sigma-Aldrich Corp.                                            37,835
                                                                   ----------
                                                                      529,540
                                                                   ----------
        Coal -- 0.2%
  1,328 Yanzhou Coal Mining Co., Ltd., Sponsored ADR(d)                45,285
                                                                   ----------
        Commercial Services -- 0.8%
  1,175 Alliance Data Systems Corp.(a)                                 64,848
  1,900 Convergys Corp.(a)                                             39,235
 16,000 Cosco Pacific, Ltd. (HKD)                                      31,958
  2,675 Monster Worldwide, Inc.(a)                                     96,808
                                                                   ----------
                                                                      232,849
                                                                   ----------
        Computers -- 6.9%
  4,225 Apple Computer, Inc.(a)(d)                                    325,452
  2,550 Cognizant Technology Solutions Corp.(a)                       188,853
 18,100 Dell, Inc.(a)                                                 413,404
  1,200 Diebold, Inc.                                                  52,236
  1,150 DST Systems, Inc.(a)                                           70,920
 11,800 Hewlett-Packard Co.                                           432,942
  5,975 Network Appliance, Inc.(a)(d)                                 221,135

Investments as of September 30, 2006 (Unaudited)

Shares Description                                        Value(+)
------ ------------------------------------------------ ----------
       Computers - continued
45,500 Sun Microsystems, Inc.(a)                        $  226,135
                                                        ----------
                                                         1,931,077
                                                        ----------
       Cosmetics & Personal Care -- 0.5%
 2,225 Procter & Gamble Co.                                137,906
                                                        ----------
       Distribution & Wholesale -- 0.1%
 3,270 Sumitomo Corp., Sponsored ADR(d)                     40,058
                                                        ----------
       Diversified Financial Services -- 11.3%
 5,100 American Express Co.                                286,008
   550 Bear Stearns Cos. (The), Inc.                        77,055
   925 BlackRock, Inc., Class A(d)                         137,825
 9,146 Cattles PLC (GBP)                                    65,052
   475 Chicago Mercantile Exchange Holdings, Inc.(d)       227,169
 1,750 CIT Group, Inc.                                      85,103
 5,300 Citigroup, Inc.                                     263,251
   972 Credit Suisse Group, Sponsored ADR                   56,327
 2,200 Eaton Vance Corp.                                    63,492
   850 Federated Investors, Inc., Class B                   28,739
 1,500 Goldman Sachs Group, Inc.                           253,755
 1,121 IGM Financial, Inc. (CAD)                            47,187
 8,220 JPMorgan Chase & Co.                                386,011
   550 Legg Mason, Inc.                                     55,473
 3,275 Lehman Brothers Holdings, Inc.(d)                   241,891
 8,106 Man Group PLC (GBP)                                  67,982
 7,475 Morgan Stanley                                      545,002
 2,900 Nomura Holdings, Inc.(d)                             50,982
 1,250 Nuveen Investments, Class A                          64,038
 3,675 T. Rowe Price Group, Inc.                           175,849
                                                        ----------
                                                         3,178,191
                                                        ----------
       Electric -- 1.0%
 1,700 AES Corp. (The)(a)                                   34,663
 1,160 Cia Energetica de Minas Gerais, Sponsored ADR(d)     45,530
 1,370 E.ON AG, Sponsored ADR                               54,348
 2,250 Mirant Corp.(a)                                      61,447
   650 PG&E Corp.                                           27,073
   750 PPL Corp.                                            24,675
   450 Progress Energy, Inc.                                20,421
                                                        ----------
                                                           268,157
                                                        ----------
       Electrical Components & Equipment -- 1.1%
 1,250 AMETEK, Inc.                                         54,438
 1,525 Emerson Electric Co.                                127,886
   700 General Cable Corp.(a)                               26,747
 7,400 Johnson Electric Holdings, Ltd., Sponsored ADR       64,010
   420 Schneider Electric SA (EUR)                          46,775
                                                        ----------
                                                           319,856
                                                        ----------
       Electronics -- 0.8%
 4,274 Celestica, Inc.(a)(d)                                45,903
 1,200 Fisher Scientific International, Inc.(a)             93,888
   900 Mettler Toledo International, Inc.(a)                59,535
 1,300 PerkinElmer, Inc.                                    24,609
                                                        ----------
                                                           223,935
                                                        ----------
       Engineering & Construction -- 0.2%
 1,200 Chicago Bridge & Iron Co., N.V.                      28,872
 1,100 Shaw Group, Inc.(a)                                  26,004
                                                        ----------
                                                            54,876
                                                        ----------
       Food -- 1.2%
   530 Ajinomoto Co., Inc., ADR                             56,578
 1,541 Carrefour SA (EUR)                                   97,252
   650 Hormel Foods Corp.                                   23,387
   740 Nestle SA, Sponsored ADR                             64,713
 1,080 Royal Numico NV (EUR)                                48,621
 1,200 Smithfield Foods, Inc.(a)                            32,424
                                                        ----------
                                                           322,975
                                                        ----------
       Forest Products & Paper -- 0.1%
 2,580 Norske Skogindustrier ASA (NOK)                      38,750
                                                        ----------
       Gas -- 0.5%
15,000 Osaka Gas Co., Ltd. (JPY)                            52,342
 3,500 Southern Union Co.                                   92,435
                                                        ----------
                                                           144,777
                                                        ----------
       Health Care - Products -- 2.5%
 1,050 Bausch & Lomb, Inc.                                  52,636
 3,600 Baxter International, Inc.                          163,656
 1,200 Beckman Coulter, Inc.                                69,072
 1,550 Biomet, Inc.                                         49,894
 1,200 Cooper Cos. (The), Inc.                              64,200
 2,070 Johnson & Johnson                                   134,426
 1,000 Kinetic Concepts, Inc.(a)                            31,460
 1,820 Smith & Nephew PLC, Sponsored ADR(d)                 83,411
   950 Zimmer Holdings, Inc.(a)                             64,125
                                                        ----------
                                                           712,880
                                                        ----------
       Health Care - Services -- 2.2%
 2,650 DaVita, Inc.(a)(d)                                  153,355
 1,300 Lifepoint Hospitals, Inc.(a)                         45,916
 2,425 Quest Diagnostics, Inc.                             148,313
 1,300 Triad Hospitals, Inc.(a)                             57,239
 2,775 WellPoint, Inc.(a)                                  213,814
                                                        ----------
                                                           618,637
                                                        ----------
       Home Builders -- 0.6%
 1,600 Lennar Corp., Class A(d)                             72,400
 3,400 Pulte Homes, Inc.                                   108,324
                                                        ----------
                                                           180,724
                                                        ----------
       Household Products & Wares -- 1.1%
 1,100 Church & Dwight Co., Inc.                            43,021
 2,700 Fortune Brands, Inc.(d)                             202,797
   650 Fossil, Inc.(a)                                      14,001

Investments as of September 30, 2006 (Unaudited)

Shares Description                                      Value(+)
------ ---------------------------------------------- ----------
       Household Products & Wares - continued
 1,100 Scotts Miracle-Gro Co. (The), Class A          $   48,939
                                                      ----------
                                                         308,758
                                                      ----------
       Insurance -- 3.3%
 1,600 Aflac, Inc.                                        73,216
   500 Ambac Financial Group, Inc.                        41,375
   900 Arch Capital Group, Ltd.(a)                        57,141
 1,720 Axa, Sponsored ADR                                 63,485
 2,625 Chubb Corp.                                       136,395
 1,350 Cincinnati Financial Corp.                         64,881
 1,650 Hartford Financial Services Group, Inc.           143,137
 1,650 ING Groep NV, Sponsored ADR(d)                     72,567
 1,250 MGIC Investment Corp.                              74,962
 1,500 Millea Holdings, Inc. (JPY)                        54,629
 1,850 Ohio Casualty Corp.                                47,860
19,172 Old Mutual PLC (GBP)                               60,094
   600 PMI Group, Inc. (The)                              26,286
                                                      ----------
                                                         916,028
                                                      ----------
       Internet -- 2.7%
 3,050 Akamai Technologies, Inc.(a)(d)                   152,469
 2,130 Check Point Software Technologies, Ltd.(a)         40,577
   875 Google, Inc., Class A(a)                          351,662
 9,750 Symantec Corp.(a)(d)                              207,480
                                                      ----------
                                                         752,188
                                                      ----------
       Iron & Steel -- 0.2%
 2,023 Evraz Group SA, GDR, 144A                          47,642
   300 Oregon Steel Mills, Inc.(a)                        14,661
                                                      ----------
                                                          62,303
                                                      ----------
       Leisure Time -- 2.2%
 7,500 Carnival Corp.(d)                                 352,725
 3,900 Harley-Davidson, Inc.(d)                          244,725
   450 Royal Caribbean Cruises, Ltd.                      17,464
                                                      ----------
                                                         614,914
                                                      ----------
       Media -- 6.4%
 1,660 British Sky Broadcasting PLC, Sponsored ADR(d)     68,176
 4,100 Eniro AB (SEK)                                     50,361
 1,800 Liberty Media Corp. - Capital Series A(a)         150,426
 2,275 McGraw-Hill Cos., Inc. (The)                      132,018
10,475 News Corp., Class A                               205,834
 1,448 Reuters Group PLC, Sponsored ADR(d)                70,431
22,200 Time Warner, Inc.(d)                              404,706
10,700 Viacom, Inc., Class B(a)                          397,826
 2,060 Vivendi (EUR)                                      74,190
 8,200 Walt Disney Co. (The)                             253,462
                                                      ----------
                                                       1,807,430
                                                      ----------
       Metal Fabricate & Hardware -- 0.7%
 3,075 Precision Castparts Corp.                         194,217
                                                      ----------
       Metals -- 0.3%
 1,190 Alcan, Inc.                                        47,445
   500 Freeport-McMoRan Copper & Gold, Inc., Class B      26,630
                                                      ----------
                                                          74,075
                                                      ----------
       Mining -- 0.3%
 1,050 BHP Billiton Ltd., Sponsored ADR(d)                39,774
 2,980 Cia Vale do Rio Doce, ADR(d)                       55,160
                                                      ----------
                                                          94,934
                                                      ----------
       Miscellaneous - Manufacturing -- 2.8%
   550 Cooper Industries, Ltd., Class A                   46,871
   500 Eaton Corp.                                        34,425
 6,200 General Electric Co.                              218,860
 1,050 ITT Industries, Inc.                               53,833
   450 Parker Hannifin Corp.                              34,979
14,000 Tyco International, Ltd.                          391,860
                                                      ----------
                                                         780,828
                                                      ----------
       Office & Business Equipment -- 0.4%
 1,425 Canon, Inc., Sponsored ADR(d)                      74,513
 2,760 Xerox Corp.(a)                                     42,946
                                                      ----------
                                                         117,459
                                                      ----------
       Oil & Gas -- 3.1%
 1,250 Anadarko Petroleum Corp.                           54,787
   800 Apache Corp.                                       50,560
 3,050 Chesapeake Energy Corp.                            88,389
 1,350 ConocoPhillips                                     80,365
 1,279 Eni SpA, Sponsored ADR(d)                          76,113
   500 Hess Corp.                                         20,710
   390 LUKOIL, Sponsored ADR                              29,445
   700 Murphy Oil Corp.                                   33,285
   450 Noble Energy, Inc.                                 20,516
 1,600 Occidental Petroleum Corp.                         76,976
   610 Petroleo Brasileiro S.A., ADR                      51,136
   550 Pogo Producing Co.                                 22,523
   600 Range Resources Corp.                              15,144
 1,270 Sasol, Ltd., Sponsored ADR(d)                      41,770
   650 Sunoco, Inc.                                       40,424
   850 Tesoro Corp.                                       49,283
 1,120 Total SA, Sponsored ADR                            73,853
   800 Valero Energy Corp.                                41,176
                                                      ----------
                                                         866,455
                                                      ----------
       Oil & Gas Services -- 1.2%
 3,900 Halliburton Co.                                   110,955
 2,200 National Oilwell Varco, Inc.(a)(d)                128,810
 1,300 Oil States International, Inc.(a)                  35,750
 3,130 Saipem SpA (EUR)                                   68,051
                                                      ----------
                                                         343,566
                                                      ----------
       Pharmaceuticals -- 5.0%
 4,675 Abbott Laboratories                               227,018
 1,000 AstraZeneca PLC, Sponsored ADR(d)                  62,500
 2,300 Caremark Rx, Inc.                                 130,341
 3,700 Gilead Sciences, Inc.(a)(d)                       254,190
 1,050 GlaxoSmithKline PLC, ADR                           55,892
 4,425 Medco Health Solutions, Inc.(a)                   265,987
 1,111 Novartis AG, ADR                                   64,927

Investments as of September 30, 2006 (Unaudited)

 Shares   Description                                                      Value (+)
--------- -------------------------------------------------------------- -----------
          Pharmaceuticals - continued
   10,600 Schering-Plough Corp.                                          $   234,154
    3,000 Shionogi & Co., Ltd. (JPY)                                          55,167
      800 Takeda Pharmaceutical Co., Ltd. (JPY)                               49,987
                                                                         -----------
                                                                           1,400,163
                                                                         -----------
          Pipelines -- 0.1%
    1,000 Williams Co., Inc.                                                  23,870
                                                                         -----------
          Real Estate -- 0.6%
    6,375 CB Richard Ellis Group, Inc., Class A(a)                           156,825
                                                                         -----------
          REITs - Healthcare -- 0.3%
    2,400 Ventas, Inc.                                                        92,496
                                                                         -----------
          REITs - Hotels -- 0.3%
    1,550 Starwood Hotels & Resorts Worldwide, Inc.                           88,644
                                                                         -----------
          REITs - Mortgage -- 0.6%
    1,300 Annaly Mortgage Management, Inc.                                    17,082
    2,550 KKR Financial Corp.                                                 62,577
      750 Newcastle Investment Corp.                                          20,557
    2,100 NovaStar Financial, Inc.                                            61,299
                                                                         -----------
                                                                             161,515
                                                                         -----------
          Restaurants -- 1.7%
   12,500 McDonald's Corp.                                                   489,000
                                                                         -----------
          Retail -- 5.5%
    2,650 American Eagle Outfitters, Inc.                                    116,149
    2,225 Best Buy Co., Inc.(d)                                              119,171
    3,200 CVS Corp.                                                          102,784
    1,583 Folli - Follie SA (EUR)                                             45,946
    7,500 Home Depot, Inc.                                                   272,025
    6,490 Kingfisher PLC, Sponsored ADR(d)                                    60,357
    3,300 Marui Co., Ltd. (JPY)                                               48,437
    2,175 Nordstrom, Inc.(d)                                                  92,003
   24,600 Signet Group PLC (GBP)                                              51,182
    3,675 Staples, Inc.                                                       89,413
    2,600 TJX Cos., Inc.                                                      72,878
    9,715 Wal-Mart Stores, Inc.                                              479,144
                                                                         -----------
                                                                           1,549,489
                                                                         -----------
          Savings & Loans -- 1.4%
    2,115 Sovereign Bancorp, Inc.                                             45,494
    7,700 Washington Mutual, Inc.                                            334,719
                                                                         -----------
                                                                             380,213
                                                                         -----------
          Semiconductors -- 4.3%
   28,100 Intel Corp.                                                        578,017
    3,000 NVIDIA Corp.(a)(d)                                                  88,770
       30 Samsung Electronics Co., Ltd. (KRW)                                 21,032
    4,210 STMicroelectronics NV                                               72,665
    4,990 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(d)      47,904
   11,625 Texas Instruments, Inc.(d)                                         386,531
                                                                         -----------
                                                                           1,194,919
                                                                         -----------
          Software -- 1.6%
    1,350 Avid Technology, Inc.(a)                                            49,167
    6,650 BEA Systems, Inc.(a)                                               101,080
   15,300 Oracle Corp.(a)                                                    271,422
    2,111 Patni Computer Systems, Ltd., ADR(d)                                40,236
                                                                         -----------
                                                                             461,905
                                                                         -----------
          Telecommunications -- 3.4%
      500 Anixter International, Inc.(a)                                      28,235
    5,900 Cisco Systems, Inc.(a)                                             135,700
    3,975 Corning, Inc.(a)(d)                                                 97,030
    3,078 France Telecom SA, Sponsored ADR                                    71,748
       10 KDDI Corp. (JPY)                                                    62,425
    8,625 Motorola, Inc.                                                     215,625
    2,200 Nokia Oyj (EUR)                                                     43,337
    6,100 QUALCOMM, Inc.                                                     221,735
    3,248 Vodafone Group PLC, Sponsored ADR(d)                                74,249
                                                                         -----------
                                                                             950,084
                                                                         -----------
          Textiles -- 0.1%
      350 Mohawk Industries, Inc.(a)                                          26,058
                                                                         -----------
          Tobacco -- 0.8%
    1,650 Loews Corp. - Carolina Group                                        91,393
    1,400 Reynolds American, Inc.                                             86,758
      700 UST, Inc.                                                           38,381
                                                                         -----------
                                                                             216,532
                                                                         -----------
          Toys, Games & Hobbies -- 0.3%
    2,954 Nintendo Co., Ltd., ADR(d)                                          76,213
                                                                         -----------
          Transportation -- 2.1%
    3,200 Expeditors International of Washington, Inc.(d)                    142,656
    4,950 Union Pacific Corp.                                                435,600
                                                                         -----------
                                                                             578,256
                                                                         -----------
          Water -- 0.2%
    1,189 Suez SA, ADR(d)                                                     52,613
                                                                         -----------
          Total Common Stocks (Identified Cost $26,441,341)               27,877,896
                                                                         -----------
Short-Term Investments -- 23.3%
 Shares   Description
--------- --------------------------------------------------------------
6,034,714 State Street Securities Lending Quality Trust(e)                 6,034,714

Investments as of September 30, 2006 (Unaudited)

Principal
 Amount   Description                                                Value (+)
--------- --------------------------------------------------------- -----------
          Tri-Party Repurchase Agreement with Fixed Income
          Clearing Corporation, dated 9/29/2006 at 3.450% to be
          repurchased at $486,747 on 10/02/2006, collateralized by
          $320,000 U.S. Treasury Note, 4.0% due 6/15/2009 valued
          at $322,495 and collateralized by $180,000 U.S. Treasury
          Note, 4.875% due 5/31/2011 valued at $188,132, including
$ 486,607 accrued interest(c)                                       $   486,607
                                                                    -----------
          Total Short-Term Investments (Identified Cost $6,521,321)   6,521,321
                                                                    -----------
          Total Investments -- 122.8% (Identified Cost
          $32,962,662)(b)                                            34,399,217
          Other assets less liabilities--(22.8)%                     (6,382,089)
                                                                    -----------
          Total Net Assets -- 100%                                  $28,017,128
                                                                    ===========

+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

      The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value. As of September 30, 2006, approximately 0.2% of the market value of the investments for the IXIS Equity Diversified Portfolio were fair valued pursuant to procedures approved by the Board of Trustees.

Investments as of September 30, 2006 (Unaudited)

      In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have in the Fund's financial statement disclosures.

      The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)   Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

      At September 30, 2006, the net unrealized appreciation on investments based on cost of $32,962,662 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for
      all investments in which there is an excess
      of value of tax cost                         2,172,699

      Aggregate gross unrealized depreciation for
      all investments in which there is an excess
      of tax cost over value                        (736,144)
                                                  ----------
      Net unrealized appreciation                 $1,436,555
                                                  ==========

(c) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

(d) All or a portion of this security was on loan to brokers at September 30, 2006. The Portfolio has entered into an agreement with State Street Bank and Trust Company, as agent of the Portfolio, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Portfolio invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Portfolio and State Street Bank as lending agent. The Portfolio bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Portfolio with respect to such loans at September 30, 2006 were $5,871,363 and $6,034,714.

(e)   Represents investment of securities lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,868,100 or 1.2% of net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

REITs Real Estate Investment Trusts

Key   to Abbreviations:

CAD   Canadian Dollar

CHF   Swiss Franc

EUR   Euro

GBP   British Pound

HKD   Hong Kong Dollar

IDR   Indonesian Rupiah

JPY   Japanese Yen

KRW   South Korean Won

NOK   Norwegian Krone

SEK   Swedish Krona

Investments as of September 30, 2006 (Unaudited)

                       HOLDINGS AT SEPTEMBER 30, 2006 AS
                          A PERCENTAGE OF NET ASSETS

                      Diversified Financial Services 11.3%
                      Computers                       6.9
                      Media                           6.4
                      Banks                           6.0
                      Retail                          5.5
                      Pharmaceuticals                 5.0
                      Semiconductors                  4.3
                      Telecommunications              3.4
                      Insurance                       3.3
                      Oil & Gas                       3.1
                      Miscellaneous - Manufacturing   2.8
                      Internet                        2.7
                      Beverages                       2.5
                      Health Care - Products          2.5
                      Aerospace & Defense             2.2
                      Health Care - Services          2.2
                      Leisure Time                    2.2
                      Transportation                  2.1
                      Other, less than 2% each       25.1

        IXIS MODERATE DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

Shares  Description                                               Value(+)
------- ------------------------------------------------------- ----------
Common Stocks -- 67.4% of Net Assets

        Aerospace & Defense -- 1.5%
  1,850 Alliant Techsystems, Inc.(a)                            $  149,961
 13,200 CAE, Inc.                                                  112,992
  1,600 DRS Technologies, Inc.                                      69,872
  8,200 Honeywell International, Inc.                              335,380
  1,800 L-3 Communications Holdings, Inc.                          140,994
 14,400 Raytheon Co.                                               691,344
                                                                ----------
                                                                 1,500,543
                                                                ----------
        Agriculture -- 0.4%
 11,250 Archer-Daniels-Midland Co.                                 426,150
                                                                ----------
        Apparel -- 0.3%
 10,175 Coach, Inc.(a)                                             350,020
                                                                ----------
        Athletic Footwear -- 0.5%
  2,300 Adidas AG (EUR)                                            108,092
  4,500 NIKE, Inc., Class B                                        394,290
                                                                ----------
                                                                   502,382
                                                                ----------
        Auto Manufacturers -- 0.4%
366,000 Denway Motors, Ltd. (HKD)                                  132,838
 32,000 Isuzu Motors, Ltd. (JPY)                                   104,995
  6,373 Nissan Motor Co., Ltd., Sponsored ADR(d)                   143,138
                                                                ----------
                                                                   380,971
                                                                ----------
        Banks -- 4.2%
  4,495 ABN AMRO Holding NV, Sponsored ADR                         131,344
 10,650 Banco Santander Central Hispano SA, ADR(d)                 168,163
  2,900 Bank of America Corp.                                      155,353
  2,145 Bank of Yokohama, Ltd., ADR(d)                             166,237
  3,880 BNP Paribas, ADR(d)                                        209,520
  9,000 Chugoku Bank, Ltd. (The) (JPY)                             126,598
  3,700 Commerzbank AG (EUR)                                       124,353
  4,819 Credit Agricole SA (EUR)                                   211,291
  4,145 DBS Group Holdings, Ltd., Sponsored ADR(d)                 199,789
  1,850 First Horizon National Corp.                                70,319
  1,500 Hancock Holding Co.                                         80,325
  6,860 HBOS PLC (GBP)                                             135,649
  2,162 HSBC Holdings PLC, Sponsored ADR(d)                        197,888
 24,000 Joyo Bank, Ltd. (The) (JPY)                                142,420
  1,050 KeyCorp                                                     39,312
  3,300 Marshall & Ilsley Corp.                                    158,994
  7,500 Mellon Financial Corp.                                     293,250
  3,925 Northern Trust Corp.                                       229,338
261,000 PT Bank Mandiri (IDR)                                       65,647
  6,100 R&G Financial Corp., Class B                                45,445
  3,800 Royal Bank of Scotland Group PLC (GBP)                     130,751
  5,525 State Street Corp.                                         344,760
 13,154 Sumitomo Trust & Banking Co., Ltd. (The), Sponsored ADR    136,144
  7,300 U.S. Bancorp                                               242,506
 25,100 UniCredito Italiano SpA (EUR)                              208,303
  3,200 Wachovia Corp.                                             178,560
        Banks - continued
  2,014 Westpac Banking Corp., Sponsored ADR(d)                 $  170,264
                                                                ----------
                                                                 4,362,523
                                                                ----------
        Beverages -- 1.7%
  5,600 Coca-Cola Co. (The)                                        250,208
  3,700 Constellation Brands, Inc.(a)                              106,486
  3,300 Diageo PLC, Sponsored ADR                                  234,432
  1,000 Fomento Economico Mexicano, SA de CV, ADR                   96,940
  4,375 Hansen Natural Corp.(a)(d)                                 142,100
 13,200 PepsiCo, Inc.                                              861,432
  1,200 Quilmes Industrial SA, ADR                                  64,260
                                                                ----------
                                                                 1,755,858
                                                                ----------
        Biotechnology -- 0.7%
  1,800 Charles River Laboratories International, Inc.(a)           78,138
  7,500 Genentech, Inc.(a)                                         620,250
  1,000 Invitrogen Corp.(a)                                         63,410
                                                                ----------
                                                                   761,798
                                                                ----------
        Building Materials -- 0.3%
  4,300 Cemex SAB de CV, ADR(a)                                    129,344
  6,600 JS Group Corp. (JPY)                                       138,165
                                                                ----------
                                                                   267,509
                                                                ----------
        Chemicals -- 1.2%
  1,600 Agrium, Inc.                                                43,184
  2,150 Ashland, Inc.                                              137,127
  4,032 Ciba Specialty Chemicals AG, Sponsored ADR(d)              121,806
 10,900 Dow Chemical Co. (The)                                     424,882
  2,400 Lonza Group AG (CHF)                                       166,122
  4,100 Lyondell Chemical Co.                                      104,017
  3,150 Sherwin-Williams Co. (The)                                 175,707
  1,400 Sigma-Aldrich Corp.                                        105,938
                                                                ----------
                                                                 1,278,783
                                                                ----------
        Coal -- 0.1%
  3,370 Yanzhou Coal Mining Co., Ltd., Sponsored ADR(d)            114,917
                                                                ----------
        Commercial Services -- 0.6%
  3,000 Alliance Data Systems Corp.(a)                             165,570
  5,600 Convergys Corp.(a)                                         115,640
 46,000 Cosco Pacific, Ltd. (HKD)                                   91,878
  6,800 Monster Worldwide, Inc.(a)                                 246,092
                                                                ----------
                                                                   619,180
                                                                ----------
        Computers -- 4.4%
 10,800 Apple Computer, Inc.(a)                                    831,924
  6,525 Cognizant Technology Solutions Corp.(a)(d)                 483,241
 39,900 Dell, Inc.(a)                                              911,316
  3,050 Diebold, Inc.                                              132,767
  2,800 DST Systems, Inc.(a)                                       172,676
 27,200 Hewlett-Packard Co.                                        997,968
 15,250 Network Appliance, Inc.(a)                                 564,402

Investments as of September 30, 2006 (Unaudited)

Shares Description                                      Value(+)
------ ---------------------------------------------- ----------
       Computers - continued
97,200 Sun Microsystems, Inc.(a)                      $  483,084
                                                      ----------
                                                       4,577,378
                                                      ----------
       Cosmetics & Personal Care -- 0.3%
 5,650 Procter & Gamble Co.                              350,187
                                                      ----------
       Distribution & Wholesale -- 0.1%
 9,200 Sumitomo Corp., Sponsored ADR(d)                  112,700
                                                      ----------
       Diversified Financial Services -- 7.8%
12,100 American Express Co.                              678,568
 1,450 Bear Stearns Cos. (The), Inc.                     203,145
 2,400 BlackRock, Inc., Class A                          357,600
24,054 Cattles PLC (GBP)                                 171,087
 1,225 Chicago Mercantile Exchange Holdings, Inc.        585,856
 4,700 CIT Group, Inc.                                   228,561
13,400 Citigroup, Inc.                                   665,578
 2,696 Credit Suisse Group, Sponsored ADR                156,233
 6,500 Eaton Vance Corp.                                 187,590
 2,300 Federated Investors, Inc., Class B                 77,763
 3,800 Goldman Sachs Group, Inc.                         642,846
 2,980 IGM Financial, Inc. (CAD)                         125,439
19,200 JPMorgan Chase & Co.                              901,632
 1,500 Legg Mason, Inc.                                  151,290
 8,350 Lehman Brothers Holdings, Inc.                    616,731
21,212 Man Group PLC (GBP)                               177,899
17,375 Morgan Stanley                                  1,266,811
 7,540 Nomura Holdings, Inc.(d)                          132,553
 3,700 Nuveen Investments, Class A                       189,551
 9,975 T. Rowe Price Group, Inc.                         477,304
                                                      ----------
                                                       7,994,037
                                                      ----------
       Electric -- 0.7%
 5,100 AES Corp. (The)(a)                                103,989
 3,010 Cia Energetica de Minas Gerais, ADR(d)            118,143
 3,600 E.ON AG, Sponsored ADR                            142,812
 5,400 Mirant Corp.(a)                                   147,474
 1,600 PG&E Corp.                                         66,640
 2,100 PPL Corp.                                          69,090
 1,500 Progress Energy, Inc.                              68,070
                                                      ----------
                                                         716,218
                                                      ----------
       Electrical Components & Equipment -- 0.8%
 3,250 AMETEK, Inc.                                      141,537
 3,900 Emerson Electric Co.                              327,054
 2,200 General Cable Corp.(a)                             84,062
19,305 Johnson Electric Holdings, Ltd., Sponsored ADR    166,988
 1,150 Schneider Electric SA (EUR)                       128,075
                                                      ----------
                                                         847,716
                                                      ----------
       Electronics -- 0.5%
10,993 Celestica, Inc.(a)(d)                             118,065
 2,700 Fisher Scientific International, Inc.(a)          211,248
 2,050 Mettler Toledo International, Inc.(a)             135,607
 4,000 PerkinElmer, Inc.                                  75,720
                                                      ----------
                                                         540,640
                                                      ----------
       Engineering & Construction -- 0.1%
 3,100 Chicago Bridge & Iron Co., N.V.                    74,586
 2,900 Shaw Group, Inc.(a)                                68,556
                                                      ----------
                                                         143,142
                                                      ----------
       Food -- 0.8%
 1,440 Ajinomoto Co., Inc., ADR                          153,720
 4,254 Carrefour SA (EUR)                                268,468
 1,600 Hormel Foods Corp.                                 57,568
 1,900 Nestle SA, Sponsored ADR                          166,155
 2,720 Royal Numico NV (EUR)                             122,454
 3,300 Smithfield Foods, Inc.(a)                          89,166
                                                      ----------
                                                         857,531
                                                      ----------
       Forest Products & Paper -- 0.1%
 8,100 Norske Skogindustrier ASA (NOK)                   121,656
                                                      ----------
       Gas -- 0.3%
35,000 Osaka Gas Co., Ltd.                               122,131
 7,200 Southern Union Co.                                190,152
                                                      ----------
                                                         312,283
                                                      ----------
       Health Care - Products -- 1.6%
 2,250 Bausch & Lomb, Inc.                               112,793
 8,875 Baxter International, Inc.                        403,457
 2,300 Beckman Coulter, Inc.                             132,388
 4,050 Biomet, Inc.                                      130,370
 2,850 Cooper Cos. (The), Inc.                           152,475
 4,500 Johnson & Johnson                                 292,230
 2,400 Kinetic Concepts, Inc.(a)                          75,504
 4,500 Smith & Nephew PLC, Sponsored ADR(d)              206,235
 2,200 Zimmer Holdings, Inc.(a)                          148,500
                                                      ----------
                                                       1,653,952
                                                      ----------
       Health Care - Services -- 1.5%
 6,750 DaVita, Inc.(a)                                   390,622
 3,600 Lifepoint Hospitals, Inc.(a)                      127,152
 6,300 Quest Diagnostics, Inc.                           385,308
 3,050 Triad Hospitals, Inc.(a)                          134,292
 7,100 WellPoint, Inc.(a)                                547,055
                                                      ----------
                                                       1,584,429
                                                      ----------
       Home Builders -- 0.4%
 4,100 Lennar Corp., Class A                             185,525
 7,300 Pulte Homes, Inc.(d)                              232,578
                                                      ----------
                                                         418,103
                                                      ----------
       Household Products & Wares -- 0.7%
 3,000 Church & Dwight Co., Inc.                         117,330
 6,000 Fortune Brands, Inc.                              450,660
 1,600 Fossil, Inc.(a)                                    34,464

Investments as of September 30, 2006 (Unaudited)

Shares Description                                      Value(+)
------ ---------------------------------------------- ----------
       Household Products & Wares - continued
 3,000 Scotts Miracle-Gro Co., (The), Class A         $  133,470
                                                      ----------
                                                         735,924
                                                      ----------
       Insurance -- 2.4%
 5,000 Aflac, Inc.                                       228,800
 1,200 Ambac Financial Group, Inc.                        99,300
 2,650 Arch Capital Group, Ltd.(a)                       168,248
 4,630 Axa, Sponsored ADR                                170,893
 6,700 Chubb Corp.                                       348,132
 3,700 Cincinnati Financial Corp.                        177,822
 4,200 Hartford Financial Services Group, Inc.           364,350
 4,485 ING Groep NV, Sponsored ADR(d)                    197,250
 3,000 MGIC Investment Corp.                             179,910
 3,500 Millea Holdings, Inc. (JPY)                       127,467
 4,850 Ohio Casualty Corp.                               125,470
47,544 Old Mutual PLC (GBP)                              149,024
 1,900 PMI Group, Inc. (The)                              83,239
                                                      ----------
                                                       2,419,905
                                                      ----------
       Internet -- 1.9%
 7,800 Akamai Technologies, Inc.(a)                      389,922
 5,980 Check Point Software Technologies, Ltd.(a)(d)     113,919
 2,250 Google, Inc., Class A(a)                          904,275
23,675 Symantec Corp.(a)                                 503,804
                                                      ----------
                                                       1,911,920
                                                      ----------
       Iron & Steel -- 0.2%
 5,600 Evraz Group SA, GDR, 144A                         131,880
   700 Oregon Steel Mills, Inc.(a)                        34,209
                                                      ----------
                                                         166,089
                                                      ----------
       Leisure Time -- 1.3%
17,400 Carnival Corp.                                    818,322
 8,400 Harley-Davidson, Inc.(d)                          527,100
   850 Royal Caribbean Cruises, Ltd.                      32,989
                                                      ----------
                                                       1,378,411
                                                      ----------
       Media -- 4.1%
 4,260 British Sky Broadcasting PLC, Sponsored ADR(d)    174,958
11,700 Eniro AB (SEK)                                    143,714
 3,965 Liberty Media Corp. - Capital, Series A(a)        331,355
 5,800 McGraw-Hill Cos., Inc. (The)                      336,574
26,750 News Corp., Class A                               525,638
 3,854 Reuters Group PLC, Sponsored ADR(d)               187,459
50,100 Time Warner, Inc.                                 913,323
24,600 Viacom, Inc., Class B(a)                          914,628
 5,430 Vivendi (EUR)                                     195,557
17,600 Walt Disney Co. (The)                             544,016
                                                      ----------
                                                       4,267,222
                                                      ----------
       Metal Fabricate & Hardware -- 0.5%
 7,850 Precision Castparts Corp.                         495,806
                                                      ----------
       Metals -- 0.2%
 3,150 Alcan, Inc.                                       125,591
 1,100 Freeport-McMoRan Copper & Gold, Inc., Class B      58,586
                                                      ----------
                                                         184,177
                                                      ----------
       Mining -- 0.3%
 3,100 BHP Billiton Ltd., Sponsored ADR(d)               117,428
 7,820 Cia Vale do Rio Doce, ADR(d)                      144,748
                                                      ----------
                                                         262,176
                                                      ----------
       Miscellaneous - Manufacturing -- 2.0%
 1,600 Cooper Industries, Ltd., Class A                  136,352
 1,300 Eaton Corp.                                        89,505
15,800 General Electric Co.                              557,740
 2,900 ITT Industries, Inc.                              148,683
 1,500 Parker Hannifin Corp.                             116,595
34,400 Tyco International, Ltd.                          962,856
                                                      ----------
                                                       2,011,731
                                                      ----------
       Office & Business Equipment -- 0.4%
 3,725 Canon, Inc., Sponsored ADR(d)                     194,780
15,600 Xerox Corp.(a)                                    242,736
                                                      ----------
                                                         437,516
                                                      ----------
       Oil & Gas -- 2.3%
 2,850 Anadarko Petroleum Corp.                          124,915
 2,100 Apache Corp.                                      132,720
 8,800 Chesapeake Energy Corp.                           255,024
 3,700 ConocoPhillips                                    220,261
 3,257 Eni SpA, ADR(d)                                   193,824
 1,500 Hess Corp.                                         62,130
 1,150 LUKOIL, ADR                                        86,825
 1,700 Murphy Oil Corp.                                   80,835
 1,500 Noble Energy, Inc.                                 68,385
 4,300 Occidental Petroleum Corp.                        206,873
 1,590 Petroleo Brasileiro S.A., ADR                     133,290
 1,900 Pogo Producing Co.                                 77,805
 1,700 Range Resources Corp.                              42,908
 3,300 Sasol, Ltd., Sponsored ADR(d)                     108,537
 1,800 Sunoco, Inc.                                      111,942
 2,000 Tesoro Corp.                                      115,960
 2,918 Total SA, Sponsored ADR                           192,413
 2,200 Valero Energy Corp.                               113,234
                                                      ----------
                                                       2,327,881
                                                      ----------
       Oil & Gas Services -- 0.9%
 9,925 Halliburton Co.                                   282,366
 5,625 National Oilwell Varco, Inc.(a)(d)                329,344
 3,300 Oil States International, Inc.(a)                  90,750
 8,317 Saipem SpA (EUR)                                  180,824
                                                      ----------
                                                         883,284
                                                      ----------
       Pharmaceuticals -- 3.2%
11,450 Abbott Laboratories                               556,012
 2,640 AstraZeneca PLC, Sponsored ADR(d)                 165,000
 5,500 Caremark Rx, Inc.                                 311,685
 9,450 Gilead Sciences, Inc.(a)                          649,215
 2,815 GlaxoSmithKline PLC, ADR                          149,843
10,800 Medco Health Solutions, Inc.(a)                   649,188
 2,976 Novartis AG, ADR                                  173,917

Investments as of September 30, 2006 (Unaudited)

 Shares   Description                                                  Value (+)
--------- ---------------------------------------------------------- -----------
          Pharmaceuticals - continued
  19,000  Schering-Plough Corp.                                      $   419,710
   8,000  Shionogi & Co., Ltd. (JPY)                                     147,113
   1,900  Takeda Pharmaceutical Co., Ltd. (JPY)                          118,720
                                                                     -----------
                                                                       3,340,403
                                                                     -----------
          Pipelines -- 0.1%
   2,600  Williams Cos., Inc.                                             62,062
                                                                     -----------
          Real Estate -- 0.4%
  16,300  CB Richard Ellis Group, Inc., Class A(a)                       400,980
                                                                     -----------
          REITs - Healthcare -- 0.3%
   6,200  Ventas, Inc.                                                   238,948
                                                                     -----------
          REITs - Hotels -- 0.2%
   3,975  Starwood Hotels & Resorts Worldwide, Inc.                      227,330
                                                                     -----------
          REITs - Mortgage -- 0.4%
   3,600  Annaly Mortgage Management, Inc.                                47,304
   6,600  KKR Financial Corp.                                            161,964
   2,100  Newcastle Investment Corp.                                      57,561
   5,500  NovaStar Financial, Inc.                                       160,545
                                                                     -----------
                                                                         427,374
                                                                     -----------
          Restaurants -- 1.1%
  28,800  McDonald's Corp.                                             1,126,656
                                                                     -----------
          Retail -- 3.8%
   6,775  American Eagle Outfitters, Inc.                                296,948
   5,675  Best Buy Co., Inc.                                             303,953
   8,175  CVS Corp.                                                      262,581
   4,180  Folli - Follie SA (EUR)                                        121,323
  17,200  Home Depot, Inc.                                               623,844
  16,010  Kingfisher PLC, Sponsored ADR(d)                               148,893
   3,700  Limited Brands, Inc.                                            98,013
   8,000  Marui Co., Ltd. (JPY)                                          117,424
   5,575  Nordstrom, Inc.                                                235,822
  63,800  Signet Group PLC (GBP)                                         132,741
   9,375  Staples, Inc.                                                  228,094
   6,750  TJX Cos., Inc.                                                 189,203
  22,700  Wal-Mart Stores, Inc.                                        1,119,564
                                                                     -----------
                                                                       3,878,403
                                                                     -----------
          Savings & Loans -- 0.9%
   5,270  Sovereign Bancorp, Inc.                                        113,358
  17,700  Washington Mutual, Inc.                                        769,419
                                                                     -----------
                                                                         882,777
                                                                     -----------
          Semiconductors -- 2.9%
  65,975  Intel Corp.                                                  1,357,106
   7,650  NVIDIA Corp.(a)                                                226,363
     230  Samsung Electronics Co., Ltd. (KRW)                            161,246
   9,960  STMicroelectronics NV                                          171,909
          Semiconductors - continued
  12,848  Taiwan Semiconductor Manufacturing Co., Ltd., ADR(d)       $   123,341
  28,175  Texas Instruments, Inc.                                        936,819
                                                                     -----------
                                                                       2,976,784
                                                                     -----------
          Software -- 1.2%
   3,550  Avid Technology, Inc.(a)                                       129,291
  16,975  BEA Systems, Inc.(a)                                           258,020
  39,075  Oracle Corp.(a)                                                693,191
   5,534  Patni Computer Systems, Ltd., ADR(d)                           105,478
                                                                     -----------
                                                                       1,185,980
                                                                     -----------
          Telecommunications -- 2.4%
   1,000  Anixter International, Inc.                                     56,470
  15,075  Cisco Systems, Inc.(a)                                         346,725
  10,150  Corning, Inc.(a)                                               247,761
   8,019  France Telecom SA, Sponsored ADR(d)                            186,923
      27  KDDI Corp. (JPY)                                               168,547
  22,000  Motorola, Inc.                                                 550,000
   6,000  Nokia Oyj (EUR)                                                118,193
  15,575  QUALCOMM, Inc.                                                 566,151
   8,863  Vodafone Group PLC, ADR(d)                                     202,608
                                                                     -----------
                                                                       2,443,378
                                                                     -----------
          Textiles -- 0.1%
     700  Mohawk Industries, Inc.(a)                                      52,115
                                                                     -----------
          Tobacco -- 0.3%
   4,650  Loews Corp. - Carolina Group                                   257,564
   1,900  UST, Inc.                                                      104,177
                                                                     -----------
                                                                         361,741
                                                                     -----------
          Toys, Games & Hobbies -- 0.2%
   8,234  Nintendo Co., Ltd., ADR(d)                                     212,437
                                                                     -----------
          Transportation -- 1.3%
   8,175  Expeditors International of Washington, Inc.                   364,442
  11,300  Union Pacific Corp.                                            994,400
                                                                     -----------
                                                                       1,358,842
                                                                     -----------
          Water -- 0.1%
   2,905  Suez SA, ADR(d)                                                128,546
                                                                     -----------
          Total Common Stocks (Identified Cost $65,432,787)           69,337,404
                                                                     -----------
Principal
 Amount
---------
Bonds and Notes -- 31.3%

          Asset Backed Securities -- 0.4%
$100,000  Citibank Credit Card Issuance Trust, Series 2003-A3, Class
          A3, 3.100%, 3/10/2010                                           97,168

Investments as of September 30, 2006 (Unaudited)

Principal
 Amount   Description                                                              Value (+)
--------- ---------------------------------------------------------------------- -----------
          Asset Backed Securities - continued
 $277,000 Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6, 2.900%,
          5/17/2010                                                              $   267,557
                                                                                 -----------
                                                                                     364,725
                                                                                 -----------
          Auto Manufacturers -- 0.4%
  460,000 DaimlerChrysler NA Holding Corp., 4.050%, 6/04/2008                        449,194
                                                                                 -----------
          Diversified Financial Services -- 6.0%
  450,000 American General Finance Corp., 5.375%, 10/01/2012(d)                      448,506
  475,000 CIT Group, Inc., 5.800%, 7/28/2011                                         483,375
  895,000 Countrywide Home Loans, Inc., (MTN) 5.500%, 2/01/2007(d)                   895,071
  850,000 General Electric Capital Corp., (MTN), 6.000%, 6/15/2012(d)                883,148
  825,000 Household Finance Corp., 4.625%, 1/15/2008                                 819,317
   90,000 Household Finance Corp., 8.000%, 7/15/2010                                  98,323
  910,000 John Deere Capital Corp., Global Note, 4.500%, 8/22/2007                   903,287
  835,000 Morgan Stanley, 4.750%, 4/01/2014(d),                                      794,068
  885,000 USA Education, Inc., 5.625%, 4/10/2007                                     886,363
                                                                                 -----------
                                                                                   6,211,458
                                                                                 -----------
          Electric -- 2.2%
  220,000 Carolina Power & Light, 6.500%, 7/15/2012                                  231,422
  865,000 Dominion Resources, Inc., 5.700%, 9/17/2012(d)                             870,212
  910,000 Duke Energy Corp., Senior Note, 4.200%, 10/01/2008                         890,991
  255,000 Progress Energy, Inc., 7.100%, 3/01/2011(d)                                273,345
                                                                                 -----------
                                                                                   2,265,970
                                                                                 -----------
          Government Sponsored-- 2.2%

  950,000 Federal Home Loan Mortgage Corp., 4.625%, 2/21/2008                        944,875
1,300,000 Federal National Mortgage Association, 3.250%, 1/15/2008                 1,271,188
                                                                                 -----------
                                                                                   2,216,063
                                                                                 -----------
          Insurance -- 0.9%
  900,000 Marsh & McLennan Cos, Inc., 5.750%, 9/15/2015                              882,733
                                                                                 -----------
          Media -- 0.4%
  390,000 Time Warner, Inc., 7.625%, 4/15/2031                                       430,821
                                                                                 -----------
          Metals -- 0.9%
 $910,000 Alcan, Inc., Senior Note, 4.875%, 9/15/2012                            $   885,460
                                                                                 -----------
          Mortgage Related -- 13.1%
  389,118 FHLMC 4.000%, 5/01/2020                                                    366,819
1,156,550 FHLMC, 4.500%, 6/01/2035                                                 1,081,252
  265,239 FHLMC 5.500%, with various maturities to 2019(e)                           265,436
   28,702 FHLMC, 6.000%, 6/01/2035                                                    28,912
1,015,925 FHLMC 6.500%, with various maturities to 2035(e)                         1,036,507
1,992,541 FNMA 4.000%, with various maturities to 2020(e)                          1,882,182
1,185,264 FNMA, 4.500%, 9/01/2035                                                  1,107,752
3,117,655 FNMA 5.000%, with various maturities to 2035(e)                          2,997,679
3,427,621 FNMA 5.500%, with various maturities to 2035(e)                          3,417,199
1,155,867 FNMA 6.500%, with various maturities to 2036(e)                          1,179,681
  125,386 GNMA, 6.500%, 10/20/2034                                                   128,418
                                                                                 -----------
                                                                                  13,491,837
                                                                                 -----------
          REITs - Regional Malls -- 0.4%
  450,000 Simon Property Group LP, 4.600%, 6/15/2010                                 439,127
                                                                                 -----------
          Telecommunications -- 0.8%
  900,000 SBC Communications, 5.100%, 9/15/2014                                      869,575
                                                                                 -----------
          Treasuries -- 3.2%
  750,000 U.S. Treasury Bond, 4.500%, 2/15/2036(d)                                   718,652
  805,000 U.S. Treasury Bond, 5.250%, 2/15/2029(d)                                   851,225
  315,000 U.S. Treasury Bond, 6.000%, 2/15/2026 (d)                                  360,405
  100,000 U.S. Treasury Note, 4.250%, 11/15/2013(d)                                   97,816
1,310,000 U.S. Treasury Note, 4.500%, 2/15/2016(d)                                 1,296,849
                                                                                 -----------
                                                                                   3,324,947
                                                                                 -----------
          Wireless -- 0.4%
  415,000 Sprint Capital Corp., 6.875%, 11/15/2028                                   420,586
                                                                                 -----------
          Total Bonds and Notes (Identified Cost $32,751,019)                     32,252,496
                                                                                 -----------

Investments as of September 30, 2006 (Unaudited)

  Shares/
 Principal
  Amount
-----------
Short-Term Investments -- 12.2%
 11,763,157   State Street Securities Lending Quality
              Trust(c)                                      $ 11,763,157
$   757,195   Tri-Party Repurchase Agreement with Fixed
              Income Clearing Corporation, dated
              09/29/2006 at 3.45% to be repurchased at
              $757,412 on 10/02/2006, collateralized by
              $775,000 U.S. Treasury Note, 4.0% due
              6/15/2009 valued at $579,482, and by U.S.
              Treasury Note, 4.875% due 5/31/2011 valued
              at $201,676 including accrued interest(f)          757,195
                                                            ------------
              Total Short-Term Investments (Identified Cost
              $12,520,352)                                    12,520,352
                                                            ------------
              Total Investments -- 110.9% (Identified Cost
              $110,704,158)(b)                               114,110,252
              Other assets less liabilities--(10.9)%         (11,254,875)
                                                            ------------
              Total Net Assets -- 100%                      $102,855,377
                                                            ============

+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value. As of September 30, 2006, approximately 0.1% of the market value of the investments for the IXIS Moderate Portfolio were fair valued pursuant to procedures approved by the Board of Trustees.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have in the Fund's financial statement disclosures.

    The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

Investments as of September 30, 2006 (Unaudited)

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

      At September 30, 2006, the net unrealized appreciation on investments based on cost of $110,821,306 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value of tax
      cost.                                                     5,985,499

      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value.                                              (2,696,553)
                                                              -----------
      Net unrealized appreciation                             $ 3,288,946
                                                              ===========

(c)   Represents investment of security lending collateral.

(d) All or a portion of this security was on loan to brokers at September 30, 2006. The Portfolio has entered into an agreement with State Street Bank and Trust Company, as agent of the Portfolio, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Portfolio invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Portfolio and State Street Bank as lending agent. The Portfolio bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Portfolio with respect to such loans at September 30, 2006 were $11,456,047 and $11,763,157.

(e) The Portfolio's investments in mortgage related securities of the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are interests in separate pools of mortgages, which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $686,739 or 1.6% of net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

MTN   Medium Term Note

REITs Real Estate Investment Trusts

Key   to Abbreviations:

CAD   Canadian Dollar

CHF   Swiss Franc

EUR   Euro

GBP   British Pound

HKD   Hong Kong Dollar

IDR   Indonesian Rupiah

JPY   Japanese Yen

KRW   South Korean Won

NOK   Norwegian Krone

SEK   Swedish Krona

Investments as of September 30, 2006 (Unaudited)

                       HOLDINGS AT SEPTEMBER 30, 2006 AS
                          A PERCENTAGE OF NET ASSETS

                      Government Agencies            15.3%
                      Diversified Financial Services 13.8
                      Media                           4.5
                      Computers                       4.4
                      Banks                           4.2
                      Retail                          3.8
                      Insurance                       3.3
                      Pharmaceuticals                 3.2
                      Telecommunications              3.2
                      Treasuries                      3.2
                      Electric                        2.9
                      Semiconductors                  2.9
                      Oil & Gas                       2.3
                      Miscellaneous - Manufacturing   2.0
                      Other, less than 2% each       29.7

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    IXIS Advisor Funds Trust III

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  November 28, 2006

                                    By:    /s/ Michael C. Kardok
                                           -------------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  November 28, 2006